SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Under Options
Outstanding at beginning of year	41,109	40,552	1,069
Granted	0	1,100	40,047
Exercised	0	(13)	(83)
Canceled and forfeited	(271)	(530)	(481)
Outstanding at end of year	40,838	41,109	40,552
Exercisable at end of year	30,579	20,849	10,680
Weighted Average Exercise Price
Outstanding at beginning of year	$ 70.2	$ 71.6	$ 246
Granted	0	20.6	65
Exercised	0	20	20
Canceled and forfeited	62.88	83.4	75.8
Outstanding at end of year	70.21	70.2	71.6
Exercisable at end of year	$ 72.38	$ 76	$ 83